Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Transition 2020 Fund))	0 Months Ended
	Jun. 28, 2011
Class A
Average Annual Return:
1 Year	5.47%
Life of class	(3.94%)
Inception Date	Dec. 15, 2006
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	5.30%
Life of class	(4.25%)
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	3.78%
Life of class	(3.45%)
Class B
Average Annual Return:
1 Year	5.96%
Life of class	(3.82%)
Inception Date	Dec. 15, 2006
Class C
Average Annual Return:
1 Year	10.04%
Life of class	(3.30%)
Inception Date	Dec. 15, 2006
Class N
Average Annual Return:
1 Year	10.71%
Life of class	(2.72%)
Inception Date	Dec. 15, 2006
Class Y
Average Annual Return:
1 Year	12.49%
Life of class	(2.16%)
Inception Date	Dec. 15, 2006
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	6.54%
Life of class	5.89%	[1]
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	15.08%
Life of class	(0.47%)	[1]

[1]	From 11/30/06.